Form N-1A Cover	Aug. 22, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	The Bond Fund of America®
Entity Central Index Key	0000013075
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 22, 2025
Prospectus Date	Mar. 01, 2025
American Funds® Strategic Bond Fund
Prospectus [Line Items]
Registrant Name	American Funds® Strategic Bond Fund
Entity Central Index Key	0001655146
Prospectus Date	Mar. 01, 2025
Intermediate Bond Fund of America®
Prospectus [Line Items]
Registrant Name	Intermediate Bond Fund of America®
Entity Central Index Key	0000826813
Prospectus Date	Nov. 01, 2024
U.S. Government Securities Fund®
Prospectus [Line Items]
Registrant Name	U.S. Government Securities Fund®
Entity Central Index Key	0000770161
Prospectus Date	Nov. 01, 2024